Note 9 - Net Foreign Exchange Loss - Foreign Exchange Gain (Loss) (Details) - USD ($) $ in Thousands		3 Months Ended																							12 Months Ended
	Jan. 01, 2020	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Statement Line Items [Line Items]
Unrealised foreign exchange (losses) gains																									$ (1,683)						$ 540	[1]	$ 3,512	[1]	$ 7,330	[1]
Taxation and VAT																									(1,363)						671	[1]	2,440	[1]	3,463	[1]
Other																									(320)		$ 549		$ (499)		(131)		1,072		3,867
Realised foreign exchange (losses) gains																									(8,039)		(6,767)		(8,325)		(1,571)		(4,062)		(1,750)
Bullion sales receivable																									(1,810)		(2,554)		(405)		0		(166)		(501)
Cash and cash equivalents																									(3,188)		(1,482)		(1,905)		(19)		(2,282)		(2,602)
Taxation, VAT and other receivables																									(4,530)		(3,857)		(8,582)		(940)		(2,260)		(3,292)
Trade and other payables																									1,489		1,126		2,567		(612)		646		4,645
Net foreign exchange (loss) gain	$ 5,580	$ (3,132)	$ (2,182)	$ (4,882)	$ (494)	$ (1,044)	$ (5,270)	$ 36	$ (3,707)	$ (272)	$ (450)	$ (1,248)	$ (895)	$ 186	$ (427)	$ 105	$ (1,518)	$ 252	$ (224)	$ 940	$ (1,548)	$ 1,642	$ 2,206	$ 3,280	(9,722)		(6,772)	[2]	(5,677)	[2]	(1,031)	[1],[2]	(550)	[1],[2]	5,580	[2]
Currency, Zimbabwe Gold (ZiG) [member]
Statement Line Items [Line Items]
Unrealised foreign exchange (losses) gains																									(1,706)
Taxation and VAT																									(1,363)
Other																									(343)
Realised foreign exchange (losses) gains																									(1,217)
Bullion sales receivable																									(373)
Cash and cash equivalents																									(152)
Taxation, VAT and other receivables																									(1,040)
Trade and other payables																									348
Net foreign exchange (loss) gain																									(2,923)
Currency, Zimbabwe RTGS [member]
Statement Line Items [Line Items]
Unrealised foreign exchange (losses) gains																									0						506	[1]	3,670	[1]	6,761	[1]
Taxation and VAT																									0						671	[1]	2,440	[1]	3,463	[1]
Other																									0		(60)		(502)		(165)		1,230		3,298
Realised foreign exchange (losses) gains																									(6,792)		(6,740)		(8,332)		(1,539)		(3,906)		(1,751)
Bullion sales receivable																									(1,437)		(2,554)		(405)		0		(166)		(501)
Cash and cash equivalents																									(3,006)	[3]	(1,509)		(1,912)		13		(2,126)		(2,603)
Taxation, VAT and other receivables																									(3,490)		(3,803)		(8,582)		(940)		(2,260)		(3,292)
Trade and other payables																									1,141		1,126		2,567		(612)		646		4,645
Net foreign exchange (loss) gain																									(6,792)						(1,033)	[1]	(236)	[1]
Other Currency [Member]
Statement Line Items [Line Items]
Unrealised foreign exchange (losses) gains																									23		609		3		34		(158)		569
Taxation and VAT																									0		0		0		0		0		0
Other																									23		609		3		34		(158)		569
Realised foreign exchange (losses) gains																									(30)		(27)		7		(32)		(156)		1
Bullion sales receivable																									0		0		0		0		0		0
Cash and cash equivalents																									(30)		27		7		(32)		(156)		1
Taxation, VAT and other receivables																									0		(54)		0		0		0		0
Trade and other payables																									0		0		0		0		0		0
Net foreign exchange (loss) gain																									$ (7)		$ 582		$ 10		$ 2		$ (314)		$ 570

[1]	Unaudited and restated. Refer to note 2.2 and note 41.
[2]	Refer to note 41.
[3]	Losses incurred due to cash held by way of Letter of credit ("LC") denominated in RTGS$. Delays in conversion of the LC resulted in a devaluation of the asset when the RTGS$ devaluated.